Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 4,668	kr 11,098
Contingent liabilities
Guarantee commitments	8,189	7,471
Commitments
Committed undisbursed loans	kr 67,100	kr 54,975